Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of associates [line items]
Value of Group's interest in equity		$ 25,337		$ 36,900
Group's interest in comprehensive income		$ (5,279)		$ 429		$ (2,432)
Quality [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[1]	Argentina
Main activity	[1]	Real estate
Common shares 1 vote	[1]	120,827,022
Share capital (nominal value)	[1]	326
Profit / (loss) for the year	[1]	$ (816)
Shareholders' equity	[1]	$ 2,572
% of ownership interest held	[1]	50.00%		50.00%		50.00%
Value of Group's interest in equity	[1]	$ 1,308		$ 1,665
Group's interest in comprehensive income	[1]	$ (408)		$ 613		$ 1,090
La Rural S.A. [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Event organization and others
Common shares 1 vote		714,498
Share capital (nominal value)		1
Profit / (loss) for the year		$ 227
Shareholders' equity		$ 72
% of ownership interest held		50.00%		50.00%		50.00%
Value of Group's interest in equity		$ 71		$ 272
Group's interest in comprehensive income		$ 101		$ (31)		$ 28
Cresca S.A. [Member]
Disclosure of associates [line items]
% of ownership interest held	[2],[3]	50.00%		50.00%		50.00%
Value of Group's interest in equity	[2]	$ 14		$ 2
Group's interest in comprehensive income	[2]	$ 12		$ 708		$ 455
Mehadrin [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[3]	Israel
Main activity	[3]	Agriculture
Common shares 1 vote	[3]	1,509,889
Share capital (nominal value)	[3],[4]	3
Profit / (loss) for the year	[3]	$ 32
Shareholders' equity	[3]	$ 611
% of ownership interest held	[3]	45.41%		45.41%		45.41%
Value of Group's interest in equity	[2]	$ 3,390		$ 3,535
Group's interest in comprehensive income	[2]	$ (78)		$ 893		$ 30
Other Joint Ventures [Member]
Disclosure of associates [line items]
% of ownership interest held
Value of Group's interest in equity		$ 2,405		$ 3,049
Group's interest in comprehensive income		$ (290)		$ 719		$ 1,199
New Lipstick [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[5]	United States
Main activity	[5]	Real estate
Common shares 1 vote	[5]
Share capital (nominal value)	[5]
Profit / (loss) for the year	[5]	$ (31)
Shareholders' equity	[5]	$ (210)
% of ownership interest held	[5]	49.96%		49.90%		49.90%
Value of Group's interest in equity	[5],[6]	$ (6,058)		$ (3,815)
Group's interest in comprehensive income	[5]	$ (2,238)	[6]	$ (3,703)	[6]	$ (4,794)
BHSA [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[7]	Argentina
Main activity	[7]	Financing
Common shares 1 vote	[7]	448,689,072
Share capital (nominal value)	[7],[8]	1,500
Profit / (loss) for the year	[7],[8]	$ 1,698
Shareholders' equity	[7],[8]	$ 10,496
% of ownership interest held		29.91%	[9],[10]	29.91%	[7]	30.66%	[7]
Value of Group's interest in equity	[7]	$ 3,114		$ 5,103
Group's interest in comprehensive income	[7]	$ (1,687)		$ 291		$ (885)
Condor [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[11]	United States
Main activity	[11]	Hotel
Common shares 1 vote	[11]	2,198,225
Share capital (nominal value)	[11]
Profit / (loss) for the year	[11]	$ 4
Shareholders' equity	[11]	$ 107
% of ownership interest held	[11]	18.90%		28.10%		28.72%
Value of Group's interest in equity	[11]	$ 974		$ 1,083
Group's interest in comprehensive income	[11]	$ 27		$ 417		$ 907
PBEL [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		India
Main activity		Retail
Common shares 1 vote		79,282,087
Share capital (nominal value)	[4]	1
Profit / (loss) for the year		$ (20)
Shareholders' equity		$ 1,859
% of ownership interest held		45.00%		45.00%
Value of Group's interest in equity		$ 1,385		$ 1,632
Group's interest in comprehensive income		$ (82)		$ 291		$ 528
Shufersal [member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[12]	Israel
Main activity	[12]	Real estate
Common shares 1 vote	[12]	450
Share capital (nominal value)	[12]	242
Profit / (loss) for the year	[12]	$ 254
Shareholders' equity	[12]	$ 512
% of ownership interest held		26.02%	[12]	33.56%	[13]		[13]
Value of Group's interest in equity	[12]	$ 16,102		$ 19,856
Group's interest in comprehensive income	[12]	208
Other Associates [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		2,632		4,518
Group's interest in comprehensive income		$ (844)		$ 231		$ (990)

[1]	Quality is dedicated to the exploitation of the San Martin property (former property of Nobleza Piccardo S.A.I.C. and F.).
[2]	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
[3]	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
[4]	Amounts in millions of NIS.
[5]	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.
[6]	New Lipstick's equity comprises a rental office building in New York City known as the "Lipstick Building" with related debt. Metropolitan, a subsidiary of New Lipstick, has renegotiated its non-recourse debt with IRSA, which amounted to US$ 113.1, and obtained a debt reduction of US$ 20 by the lending bank, an extension to April 30, 2020 and an interest rate reduction from LIBOR + 4 b.p. to 2 b.p. upon payment of US$ 40 in cash (US$ 20 in September 2017 and US$ 20 in October 2017), of which IRSA has contributed with US$ 20. Following the renegotiation, Metropolitan's debt amounts to US$ 53.1. Additionally, Metropolitan has agreed to exercise on or before February 1, 2019 the purchase option on part of the land where the property is built and, to deposit the sum of money corresponding to 1% of the purchase price. Furthermore, Metropolitan has agreed to cause IRSA and other shareholders to furnish the bank, on or before February 1, 2020, with a payment guarantee with acceptable financial ratios for the Bank for the outstanding balance of the purchase price, or a letter of credit in relation to the loan balance then outstanding.
[7]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
[8]	Amounts as of June 30, 2019, prepared in accordance with BCRA' regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered
[9]	BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. Share market value is Ps. 6.65 per share. The effect of Treasury shares was considered.
[10]	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.
[11]	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share
[12]	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
[13]	Share market value as of June 30, 2018 is NIS 2.24 per share.